Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 68.1%
iShares Core MSCI Total International Stock ETF	29,886,737	$1,792,905,353
iShares Developed Real Estate Index Fund, Class K	30,620,337	256,292,217
Large Cap Index Master Portfolio	$3,119,066,351	3,119,066,351
Master Small Cap Index Series	$204,125,219	204,125,219

		5,372,389,140

Fixed-Income Funds — 31.9%
iShares TIPS Bond ETF	4,395,318	455,882,383
iShares U.S. Intermediate Credit Bond Index Fund	33,493,705	318,860,071
iShares U.S. Intermediate Government Bond Index Fund	49,324,680	468,091,213
iShares U.S. Long Credit Bond Index Fund	39,617,243	339,519,772
iShares U.S. Long Government Bond Index Fund	43,655,206	333,962,322
iShares U.S. Securitized Bond Index Fund	66,617,472	596,892,549

		2,513,208,310

Security	Shares	Value

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)	1,116,691	$1,116,691

Total Investments — 100.0% (Cost: $7,087,484,950)		7,886,714,141

Other Assets Less Liabilities — 0.0%		1,759,063

Net Assets — 100.0%		$7,888,473,204

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$131,684	$—	$(141,244	)(b)	$9,625	$(65)	$—	—	$16,148	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,490,298	—	(7,373,607	)(b)	—	—	1,116,691	1,116,691	598,200		—
iShares Core MSCI Total International Stock ETF	1,699,929,870	243,210,266	(209,677,839)		(16,120,682)	75,563,738	1,792,905,353	29,886,737	28,685,679		—
iShares Developed Real Estate Index Fund, Class K	227,780,329	47,346,502	(2,812,610)		(769,386)	(15,252,618)	256,292,217	30,620,337	3,911,727		—
iShares TIPS Bond ETF	378,439,543	95,306,502	(4,800,154)		(981,742)	(12,081,766)	455,882,383	4,395,318	8,301,019		—
iShares U.S. Intermediate Credit Bond Index Fund	241,059,275	84,196,177	(1,446,611)		(46,879)	(4,901,891)	318,860,071	33,493,705	7,610,498		—
iShares U.S. Intermediate Government Bond Index Fund	340,850,850	136,506,040	(2,134,700)		(71,351)	(7,059,626)	468,091,213	49,324,680	7,264,082		—
iShares U.S. Long Credit Bond Index Fund	313,040,066	60,469,286	(14,386,656)		(1,117,355)	(18,485,569)	339,519,772	39,617,243	12,595,290		—
iShares U.S. Long Government Bond Index Fund	268,644,814	102,887,364	(1,591,653)		(258,624)	(35,719,579)	333,962,322	43,655,206	7,924,184		—
iShares U.S. Securitized Bond Index Fund	500,015,858	127,738,412	(2,904,694)		(181,068)	(27,775,959)	596,892,549	66,617,472	14,384,546		—

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$2,702,987,818	$97,499,130	(b)(d)	$—	$(19,967,092)	$338,546,495	$3,119,066,351	$3,119,066,351	$35,981,206	$—
Master Small Cap Index Series	123,113,851	80,649,580	(b)(d)	—	296,795	64,993	204,125,219	$204,125,219	2,182,391	—

					$(39,207,759)	$292,898,153	$7,886,714,141		$129,454,970	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,049,197,570	$—	$—	$2,049,197,570
Fixed-Income Funds	2,513,208,310	—	—	2,513,208,310
Money Market Funds	1,116,691	—	—	1,116,691

	$4,563,522,571	$—	$—	4,563,522,571

Investments Valued at NAV(a)				3,323,191,570

				$7,886,714,141

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Index 2035 Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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